Employment Benefits - Movements in Present Value of Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service costs		¥ 2,078	¥ 1,973	¥ 1,933
Interest costs		212	207	208
Present value of defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations at the beginning of year		7,210	6,189
Current service costs		2,078	1,973
Interest costs		212	207
Remeasurement (gains)/losses:
Actuarial gains arising from changes in demographic assumptions	[1]	(1,046)	(33)
Actuarial losses arising from changes in financial assumptions	[2]	1,700	166
Experience adjustments	[3]	502	33
Payments from the plan		(545)	(943)
Net transfer	[4]	33	(105)
Decrease due to deconsolidation			(42)
Exchange differences on translation of foreign operations		(282)	(235)
Defined benefit obligations at the end of year		¥ 9,862	¥ 7,210	¥ 6,189

[1]	In 2019, actuarial gains arising from changes in demographic assumptions resulted mainly from changes in the employee turnover rate of LINE Plus Corporation and NemusTech Co., Ltd.
[2]	In 2019, actuarial gains arising from changes in financial assumptions resulted mainly from a decrease in the discount rate and an increase in the period end weighted average salary increase rate at year end 2019, as compared to corresponding rates at year end in 2018. The decrease in the discount rate primarily related to the fact that the estimated duration, which is used to calculate the retirement benefit obligation, decreased due to the increase in estimated termination rates described above. The increase in the weighted average of salary increase rate is primarily related to the fact that the salary increase rates for the current year.
[3]	Experience adjustments represent the impact from differences between actual experiences during the year compared with the previous actuarial assumptions on defined benefit obligations.
[4]	Net transfer primarily represents the transfer of defined benefit obligations associated with employees of NAVER or other NAVER group companies joining LINE Plus Corporation, LINE Biz Plus Corporation, LINE Studio Corporation, LINE Friends Corporation, LINE UP Corporation and LINE Financial Plus Corporation and vice versa.